Note 29 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 4,459,487	$ 4,089,129
Depreciation and amortization	177,421	145,094
Operating earnings (loss)	332,496	(131,501)
Equity earnings	6,677	6,190
Other income, net	(1,032)	5,083
Interest expense, net	(48,587)	(31,819)
Income tax expense	(95,010)	(85,510)
Net earnings	194,544	(237,557)
Total assets	5,098,177	3,873,730
Total additions to fixed assets, intangible assets and goodwill	1,723,400	109,373
Americas Segment [Member]
Revenues	2,756,345	2,489,217
EMEA Segment [Member]
Revenues	715,140	672,737
Asia Pacific Segment [Member]
Revenues	608,460	673,661
Investment Management [Member]
Revenues	378,881	252,890
Operating Segments [Member] | Americas Segment [Member]
Revenues	2,756,345	2,489,217
Depreciation and amortization	86,927	80,210
Operating earnings (loss)	254,375	233,788
Equity earnings	1,671	2,352
Total assets	1,685,753	1,740,447
Total additions to fixed assets, intangible assets and goodwill	131,114	92,059
Operating Segments [Member] | EMEA Segment [Member]
Revenues	715,140	672,737
Depreciation and amortization	27,432	22,868
Operating earnings (loss)	9,891	59,606
Equity earnings	58	65
Total assets	857,974	757,980
Total additions to fixed assets, intangible assets and goodwill	237,622	8,747
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	608,460	673,661
Depreciation and amortization	11,476	10,471
Operating earnings (loss)	72,256	82,023
Equity earnings	0	0
Total assets	408,825	387,564
Total additions to fixed assets, intangible assets and goodwill	59,759	3,245
Operating Segments [Member] | Investment Management [Member]
Revenues	378,881	252,890
Depreciation and amortization	48,543	27,691
Operating earnings (loss)	37,055	63,659
Equity earnings	4,948	3,773
Total assets	2,101,208	774,845
Total additions to fixed assets, intangible assets and goodwill	1,291,202	2,861
Corporate, Non-Segment [Member]
Revenues	661	624
Depreciation and amortization	3,043	3,854
Operating earnings (loss)	(41,081)	(570,577)
Equity earnings	0	0
Total assets	44,417	212,894
Total additions to fixed assets, intangible assets and goodwill	$ 3,703	$ 2,461